UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-6709

Name of Registrant:	Vanguard Florida Tax-Free Fund

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2009

Item 1:	Schedule of Investments

Vanguard Florida Long-Term Tax-Exempt Fund

Schedule of Investments

As of February 28, 2009

	Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (98.6%)
Florida (97.0%)
Alachua County FL Health Fac. Auth. (Shands Teaching Hosp.)	6.250%	12/1/11	(1)	3,095	3,209
Alachua County FL Health Fac. Auth. (Shands Teaching Hosp.)	6.250%	12/1/16	(1)	8,695	9,007
Boynton Beach FL Util. System Rev.	5.375%	11/1/13	(1)	2,400	2,638
Boynton Beach FL Util. System Rev.	5.375%	11/1/15	(1)	2,665	2,932
Boynton Beach FL Util. System Rev.	5.500%	11/1/18	(1)	3,125	3,446
Boynton Beach FL Util. System Rev.	5.500%	11/1/20	(1)	1,940	2,097
Boynton Beach FL Util. System Rev.	6.250%	11/1/20	(3)(ETM)	415	506
Brevard County FL Health Fac. Auth. Rev. (Holmes Regional Medical Center)	5.625%	10/1/14	(1)	2,000	2,000
Brevard County FL Util. Rev.	5.250%	3/1/12	(1)	3,805	4,111
Brevard County FL Util. Rev.	5.250%	3/1/14	(1)	2,045	2,192
Broward County FL School Board COP	5.375%	7/1/11	(4)(Prere.)	6,325	6,909
Broward County FL School Board COP	5.500%	7/1/11	(4)(Prere.)	4,635	5,121
Broward County FL School Board COP	5.500%	7/1/11	(4)(Prere.)	5,205	5,751
Broward County FL School Board COP	5.000%	7/1/13	(4)	2,360	2,582
Broward County FL School Board COP	5.500%	7/1/18	(4)	3,625	3,780
Broward County FL School Board COP	5.375%	7/1/19	(4)	2,875	2,951
Broward County FL School Board COP	5.500%	7/1/19	(4)	15,710	16,305
Broward County FL Water & Sewer Util. Rev.	5.000%	10/1/25		2,000	2,028
Cape Coral FL Water & Sewer Rev.	5.000%	10/1/27	(2)	7,470	7,372
Citrus County FL Water & Wastewater System Rev.	5.000%	10/1/25	(4)	3,670	3,707
Collier County FL School Board COP	6.250%	2/15/13	(4)	12,500	14,118
Collier County FL School Board COP	5.000%	2/15/27	(4)	3,000	2,930
Coral Springs FL Improvement Dist. Water & Sewer GO	6.000%	6/1/10	(1)	1,350	1,393
Davie FL Water & Sewer Rev.	6.375%	10/1/12	(2)(ETM)	2,500	2,749
Dunedin FL Util. System Rev.	6.750%	10/1/10	(1)	2,465	2,577
Duval County FL School Board COP	5.000%	7/1/24	(1)	2,000	1,954
Duval County FL School Board COP	5.000%	7/1/33	(4)	5,000	4,666
Florida Board of Educ. Capital Outlay	6.000%	6/1/23		3,000	3,632
Florida Board of Educ. Capital Outlay	4.750%	6/1/37	(1)	5,485	5,045
Florida Board of Educ. Public Educ.	5.375%	1/1/13		5,005	5,475
Florida Board of Educ. Public Educ.	5.000%	6/1/21		6,400	6,723
Florida Board of Educ. Public Educ.	5.000%	6/1/32		12,050	12,095
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/20		1,925	2,078

Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/27		5,000	5,059
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/29		7,970	7,976
Florida Board of Educ. Public Educ. Capital Outlay	5.000%	6/1/35		25,000	24,532
Florida Board of Educ. Rev. (Lottery Rev.)	5.500%	7/1/15	(2)	12,105	12,681
Florida Board of Educ. Rev. (Lottery Rev.)	5.250%	1/1/19	(1)	3,330	3,458
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	1/1/22	(1)	3,640	3,662
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/22		6,165	6,219
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/11	(1)	5,885	6,181
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/23	(1)	3,790	3,798
Florida Dept. of Environmental Protection & Preservation Rev.	5.000%	7/1/27		5,000	4,769
Florida Dept. of Transp.	5.000%	7/1/25		2,620	2,661
Florida Dept. of Transp.	5.000%	7/1/30		7,350	7,273
Florida Housing Finance Corp. Rev. (Homeowner Mortgage)	5.500%	7/1/39		1,500	1,424
Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.000%	7/1/13		15,000	15,390
Florida Muni. Power Agency Rev.	5.000%	10/1/31		6,075	5,836
Florida Turnpike Auth. Rev.	5.000%	7/1/28	(2)	5,665	5,534
Florida Turnpike Auth. Rev.	5.000%	7/1/33		13,985	13,231
Florida Turnpike Auth. Rev.	4.500%	7/1/37		5,000	4,139
Florida Water Pollution Control Financing Corp. Rev.	5.000%	1/15/20		2,000	2,161
Florida Water Pollution Control Financing Corp. Rev.	5.000%	1/15/25		5,000	5,105
Halifax Hosp. Medical Center Florida Hosp. Rev.	5.500%	6/1/38	(4)	3,000	2,729
Hernando County FL Water & Sewer	5.000%	6/1/29	(1)	4,000	3,866
Highlands County FL Health Rev. (Adventist Health System)	6.000%	11/15/11	(Prere.)	10,000	11,073
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/15	(Prere.)	1,225	1,401
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/31		4,000	3,296
Highlands County FL Health Rev. (Adventist Health System)	5.000%	11/15/35		8,775	7,041
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.500%	10/1/11	(4)	4,610	5,007
Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.500%	10/1/13	(4)	3,000	3,352

	Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.500%	10/1/14	(4)	5,365	6,026
	Hillsborough County FL Aviation Auth. Rev. (Tampa International Airport)	5.500%	10/1/15	(4)	3,845	4,344
	Hillsborough County FL IDA (Tampa General Hosp. Project)	5.250%	10/1/26		4,800	3,936
	Hillsborough County FL IDA (Tampa General Hosp. Project)	5.250%	10/1/34		10,570	7,928
	Hillsborough County FL IDA (Univ. Community Hosp.)	6.500%	8/15/19	(1)	17,450	17,996
	Hillsborough County FL IDA PUT	5.150%	9/1/13		2,000	1,984
	Hillsborough County FL School Board COP (Master Lease Program) VRDO	0.600%	3/2/09	LOC	13,800	13,800
	Jacksonville FL Econ. Dev. Community Health Care Fac. Rev. (Mayo Clinic)	5.000%	11/15/36		3,000	2,717
	Jacksonville FL Econ. Dev. Community Health Care Fac. Rev. VRDO	0.600%	3/2/09	LOC	3,995	3,995
	Jacksonville FL Electric Auth. Rev. (St. John's River Power Park)	4.750%	10/1/33		1,920	1,737
	Jacksonville FL Electric Auth. Rev. (St. John's River Power Park)	5.000%	10/1/37		5,000	4,689
[1]	Jacksonville FL Electric Auth. Water & Sewer Rev.	5.375%	10/1/39		1,125	1,099
	Jacksonville FL Health Fac. Auth. Hosp. Rev. (Baptist Medical Center)	5.000%	8/15/27		7,620	6,336
	Jacksonville FL Health Fac. Auth. Hosp. Rev. (Baptist Medical Center)	5.000%	8/15/37		3,800	2,882
	Jacksonville FL Health Fac. Auth. Hosp. Rev. (Baptist Medical Center) VRDO	0.550%	3/2/09	LOC	4,000	4,000
	Jacksonville FL Health Fac. Auth. Hosp. Rev. (Baptist Medical Center) VRDO	0.600%	3/2/09	LOC	1,100	1,100
	Jacksonville FL Health Fac. Auth. Hosp. Rev. VRDO	0.550%	3/2/09	LOC	1,000	1,000
	Jacksonville FL Health Fac. Auth. Hosp. Rev. VRDO	0.600%	3/2/09	LOC	2,900	2,900
	Jacksonville FL Sales Taxes Rev.	5.000%	10/1/30		5,000	4,884
	Jacksonville FL Transp. Rev.	5.000%	10/1/28	(1)	3,130	3,091
	Jacksonville FL Transp. Rev.	5.000%	10/1/29	(1)	3,065	3,011
	Jea FL Bulk Power Supply System Rev.	5.625%	10/1/33		4,000	4,055
	Key West FL Util. Board Election Rev.	5.000%	10/1/31	(1)	5,375	5,116
	Lake County FL School Board COP	5.000%	6/1/30	(2)	7,000	6,360
	Lakeland FL Electric & Water Rev.	0.000%	10/1/11	(1)	8,420	7,844
	Lakeland FL Electric & Water Rev.	0.000%	10/1/12	(1)	2,020	1,813
	Lakeland FL Electric & Water Rev.	6.050%	10/1/14	(4)	2,000	2,282
	Lakeland FL Water & Wastewater Rev.	5.250%	10/1/32		9,900	9,929

	Lee County FL IDA Health Care Fac. Rev. (Shell Point Village)	5.000%	11/15/29		4,000	2,406
	Lee Memorial Health System Florida Hosp. Rev.	5.250%	4/1/35	(1)	5,090	3,904
	Marion County FL Hosp. Dist. Rev. (Munroe Regional Health System)	5.000%	10/1/29		10,290	7,761
	Miami Beach FL Water & Sewer Rev.	5.625%	9/1/17	(2)	2,550	2,690
[2]	Miami-Dade County FL Aviation TOB VRDO	1.020%	3/6/09	(4)	7,500	7,500
	Miami-Dade County FL Educ. Fac. Auth. Rev. (Univ. of Miami)	5.250%	4/1/24	(2)	6,515	6,797
	Miami-Dade County FL Public Fac. Rev. (Jackson Memorial Hosp.)	5.000%	6/1/27	(1)	10,000	8,187
	Miami-Dade County FL Public Fac. Rev. (Jackson Memorial Hosp.)	5.000%	6/1/28	(1)	10,890	8,821
	Miami-Dade County FL Public Fac. Rev. (Jackson Memorial Hosp.)	5.000%	6/1/29	(1)	3,715	2,968
	Miami-Dade County FL School Board COP	5.500%	5/1/11	(1)(Prere.)	2,460	2,702
	Miami-Dade County FL School Board COP	5.500%	5/1/11	(1)(Prere.)	2,650	2,911
	Miami-Dade County FL School Board COP	5.500%	5/1/11	(1)(Prere.)	3,840	4,218
	Miami-Dade County FL School Board COP	5.000%	8/1/12	(2)	4,000	4,241
	Miami-Dade County FL School Board COP	5.000%	8/1/14	(1)	1,665	1,742
	Miami-Dade County FL School Board COP	5.000%	5/1/15	(12)	2,500	2,751
	Miami-Dade County FL School Board COP	5.000%	8/1/17	(2)	5,000	5,228
	Miami-Dade County FL School Board COP	5.250%	5/1/19	(12)	5,000	5,416
	Miami-Dade County FL School Board COP	5.250%	5/1/31	(12)	8,165	7,956
	Miami-Dade County FL School Board COP	5.000%	11/1/31	(2)	5,635	4,922
	Miami-Dade County FL School Board COP PUT	5.500%	5/1/11	(1)	8,500	9,109
	Miami-Dade County FL Transit Sales Surtax Rev.	5.000%	7/1/31	(10)	5,000	4,723
	Miami-Dade County FL Water & Sewer Rev.	5.000%	10/1/26	(1)	17,000	17,058
	Miramar FL Wastewater Improvement Assessment Rev.	5.000%	10/1/25	(1)	385	370

North Brevard County FL Hosp. Dist. Rev. (Parrish Medical Center Project)	5.750%	10/1/38		2,000	1,602
Ocala FL Water & Sewer Rev.	6.000%	10/1/10	(2)	1,060	1,106
Orange County FL Educ. Fac. Auth. Rev. (Rollins College) VRDO	0.600%	3/2/09	LOC	300	300
Orange County FL Health Fac. Auth. Rev. (Adventist Sunbelt Group)	5.625%	11/15/12	(Prere.)	3,180	3,564
Orange County FL Health Fac. Auth. Rev. (Adventist Sunbelt Group)	6.250%	11/15/12	(Prere.)	5,000	5,669
Orange County FL Health Fac. Auth. Rev. (Nemours Foundation Project)	5.000%	1/1/15	(Prere.)	1,435	1,642
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/09	(1)	2,045	2,075
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/10	(1)(ETM)	5,260	5,687
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/10	(1)	2,175	2,259
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/11	(1)(ETM)	2,765	3,108
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/11	(1)	1,875	1,967
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/13	(1)(ETM)	3,160	3,771
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/13	(1)	1,890	2,006
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/16	(1)(ETM)	95	115
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/16	(1)	1,515	1,600
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/16	(1)(ETM)	3,890	4,760
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.250%	10/1/18	(1)	5,770	6,115
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	5.125%	11/15/39		9,000	6,537
Orange County FL Sales Tax Rev.	5.125%	1/1/32	(1)	5,000	4,739
Orange County FL School Board COP	6.000%	8/1/10	(2)(Prere.)	3,955	4,233
Orange County FL School Board COP	5.000%	8/1/23	(1)	5,000	4,990
Orange County FL School Board COP	5.000%	8/1/32	(1)	8,000	7,368
Orange County FL Tourist Dev. Rev.	5.900%	10/1/10	(1)(ETM)	835	898
Orange County FL Tourist Dev. Rev.	4.750%	10/1/32	(10)	10,000	8,811
Orlando & Orange County FL Expressway Auth.	6.500%	7/1/10	(1)	2,000	2,108
Orlando & Orange County FL Expressway Auth.	8.250%	7/1/14	(1)	3,000	3,682

Orlando & Orange County FL Expressway Auth.	8.250%	7/1/15	(1)	8,360	10,498
Orlando & Orange County FL Expressway Auth.	5.000%	7/1/32	(4)	10,000	9,672
Orlando FL Util. Comm. Water & Electric Rev.	5.000%	10/1/25		2,100	2,126
Palm Beach County FL Criminal Justice Fac. Rev.	7.200%	6/1/14	(1)	16,300	19,611
Palm Beach County FL Criminal Justice Fac. Rev.	7.200%	6/1/15	(1)	3,000	3,677
Palm Beach County FL Health Fac. Auth. Hosp. Rev.	5.625%	12/1/31		6,000	4,331
Palm Beach County FL Public Improvement Rev.	5.000%	5/1/33		2,000	1,948
Palm Beach County FL School Board COP	5.250%	8/1/18	(4)	2,300	2,482
Palm Beach County FL School Board COP	5.000%	8/1/24	(1)	7,135	7,037
Palm Beach County FL School Board COP	5.000%	8/1/27	(1)	8,740	8,335
Palm Beach County FL School Board COP	5.000%	8/1/31	(4)	5,000	4,711
Palm Beach County FL Solid Waste Auth. Rev.	5.500%	10/1/28		5,000	5,108
Palm Beach County FL Water & Sewer	5.000%	10/1/31		9,790	9,633
Pasco County FL Water & Sewer Rev.	5.000%	10/1/36	(4)	4,000	3,827
Polk County FL Util. System Rev.	5.250%	10/1/21	(1)	3,620	3,686
Port St. Lucie FL Rev.	6.250%	9/1/27	(12)	2,000	2,131
Port St. Lucie FL Special Assessment Rev. (Southwest Annexation Dist.)	5.000%	7/1/27	(1)	10,000	8,415
Putman County FL Auth. PCR PUT	5.350%	5/1/18	(2)	3,500	3,517
Sarasota County FL Environmentally Sensitive GO	5.250%	10/1/24		2,000	2,084
Sarasota County FL Util. System Rev.	7.000%	10/1/09	(1)	3,235	3,331
Seacoast FL Util. Auth. Water & Sewer Rev.	5.500%	3/1/17	(1)	2,400	2,678
Seacoast FL Util. Auth. Water & Sewer Rev.	5.500%	3/1/19	(1)	3,595	3,991
Seminole County FL Water & Sewer Rev.	6.000%	10/1/09	(1)	925	944
Seminole County FL Water & Sewer Rev.	6.000%	10/1/12	(1)	5,000	5,430
Seminole County FL Water & Sewer Rev.	6.000%	10/1/19	(1)	2,350	2,739
Seminole County FL Water & Sewer Rev.	5.000%	10/1/36		5,000	4,784
South Broward FL Hosp. Dist. Rev.	5.625%	5/1/12	(1)(Prere.)	9,000	10,200
South Broward FL Hosp. Dist. Rev.	5.000%	5/1/35	(1)	5,050	4,399
South Florida Water Management Dist.	5.000%	10/1/36	(2)	15,000	14,143

South Miami FL Health Fac. Auth. Hosp. Rev. (Baptist Health South FL Obligated Group)	5.000%	8/15/22		5,000	4,847
St. John's County FL IDA Health Care (Vicars Landing Project)	5.000%	2/15/17		1,625	1,432
St. John's County FL Ponte Verda Utility Systems Rev.	5.000%	10/1/30	(4)	3,650	3,496
St. Lucie County FL Util. System Rev.	5.500%	10/1/15	(3)(ETM)	5,000	5,702
St. Lucie County FL Util. System Rev.	6.000%	10/1/20	(3)(ETM)	5,515	6,620
Sunrise FL Util. System Rev.	5.200%	10/1/22	(2)	16,805	16,966
Tallahassee FL Energy System Rev.	5.250%	10/1/13	(4)	4,380	4,904
Tallahassee FL Energy System Rev.	5.250%	10/1/14	(4)	3,980	4,480
Tallahassee FL Energy System Rev.	5.250%	10/1/15	(4)	5,240	5,935
Tamarac FL Water & Sewer Util. Rev.	5.900%	10/1/11	(3)(ETM)	2,175	2,332
Tampa Bay FL Water Util. System Rev.	5.000%	10/1/34		15,000	14,581
UCF Athletic Assn. Inc. Florida COP	5.000%	10/1/35	(1)	2,800	2,284
Univ. of North Florida Foundation Incorporated Rev. VRDO	0.550%	3/2/09	LOC	500	500
	Volusia County FL School Board Sales Tax Rev.	5.000%	10/1/11	(4)	3,300	3,564
						927,991
Puerto Rico (1.6%)
	Puerto Rico GO	5.250%	7/1/19		775	715
	Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	0.000%	7/1/36	(2)	25,120	3,029
	Puerto Rico Public Buildings Auth. Govt. Fac. Rev. PUT	5.000%	7/1/12	(2)	12,000	11,605
						15,349
Total Tax-Exempt Municipal Bonds (Cost $960,431)						943,340
Other Assets and Liabilities-Net (1.4%)						13,666
Net Assets (100%)						957,006

1	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of February 28, 2009.
2

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, the value of this security represented 0.8% of net assets.

Florida Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Florida Long-Term Tax-Exempt Fund

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At February 28, 2009, the cost of investment securities for tax purposes was $961,980,000. Net unrealized depreciation of investment securities for tax purposes was $18,640,000, consisting of unrealized gains of $27,050,000 on securities that had risen in value since their purchase and $45,690,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses). As of February 28, 2009, the fund has no open futures contracts.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 28, 2009, 100% of the fund's investments were valued based on Level 2 inputs.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FLORIDA TAX-FREE FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FLORIDA TAX-FREE FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 20, 2009

VANGUARD FLORIDA TAX-FREE FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: April 20, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.